CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (681,165)	$ (101,287)	$ (392,243)	$ (1,023,125)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation and amortization	901,289	740,663	1,456,990	1,686,537
Changes in assets and liabilities:
Accounts receivable and other receivable	(70,139)	(268,142)	38,249	(70,635)
Advance to suppliers	(1,259,940)	(424,335)	(49,014)	(208,812)
Inventory	(522,578)	448,821	(523,698)	(379,506)
Value added tax receivable	(55,946)	84,612	28,507	110,372
Note receivable	41,848	2,179	17,010
Accounts payable	1,561,957	(65,750)
Payable to related party	(30,000)	8,689
Accounts payable	223,682	176,975	217,287	104,118
Other payable			(460,307)	(164,667)
Deferred revenue	(92,199)	(175,244)	(212,847)	64,219
Net cash provided by operating activities	16,808	427,181	119,935	118,501
Cash flows from investing activities:
Acquisition of fixed assets	(264,441)			(63,198)
Net cash used in investing activities	(264,441)			(63,198)
Cash flows from financing activities:
Proceeds from loans	41,517		422,708	12,766,084
Payment of loans payable	(98,370)		(767,062)	(12,914,527)
Net cash used in financing activities	(56,854)		(344,354)	(148,443)
Effect of exchange rate changes on cash	97,368	(419,605)	360,141	100,716
Net increase (decrease) in cash	(207,118)	7,576	135,721	7,576
Cash, beginning of year	342,342	206,621	206,621	199,045
Cash, end of year	135,223	206,621	342,342	206,621
Supplemental disclosures of cash flow information:
Cash paid for interest	(281,605)	(349,687)
Cash paid for income tax
Cash paid for interest			413,165	616,069
Supplemental disclosures of non-cash investing and financing activities:
Assets acquisition by assuming debt				1,499,273
Transfer of prepaid expenditure to fixed assets				$ 442,272